REAL ESTATE INVESTMENTS - Revenue Concentration (FY) (Details) - AvAir, AZ - Revenue Benchmark	12 Months Ended
Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Revenue	$ 2,670,159
Tenants Concentration Risk [Member]
Real Estate [Line Items]
Percentage of Total Revenue	10.90%